Investment in associated companies (Restated) - Book Value (Details) - USD ($) $ in Millions		Dec. 31, 2016	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		$ 2,168	$ 2,023		$ 2,669		$ 2,593		$ 2,592	[1]
Investment in associated companies		2,168							2,592
Archer
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		0							0
Seabras Sapura Participacoes
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		47							29
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		227							158
Itaunas Drilling
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		0							3
Camburi Drilling
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		0							6
Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		0							4
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		2,809
Seadrill Partners LLC | Direct Ownership Interest
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		1,537							1,769
Seadrill Partners LLC | Subordinated Units
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		157							293
Seadrill Partners LLC | Member Interest and Incentive Distribution Rights
Schedule of Equity Method Investments [Line Items]
Investment in associated companies	[2]	64							137
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Investment in associated companies		$ 136							$ 193

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	The Seadrill Partners - Seadrill member interest and Incentive Distribution Rights (“IDR’s”) are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. For more details on the deconsolidation of Seadrill Partners see Note 11 "Disposals of businesses and deconsolidation of subsidiaries" for more information.